Lease Liabilities	6 Months Ended
Sep. 30, 2024
Lease Liabilities [Abstract]
LEASE LIABILITIES

NOTE 8 — LEASE LIABILITIES

Operating leases as lessor

The Company has non-cancellable agreements to lease our equipment to tenant under operating lease for 1 to 3 years. The leases do not contain contingent payments. At September 30, 2024, the minimum future rental income to be received is as follows:

As of September 30,	RMB
2025	200
Total	200

For the six months ended September 30, 2023 and 2024, the operating lease income of RMB1.6 million and RMB1.5 million, respectively, net of the depreciation charges of corresponding equipment of RMB1.4 million and RMB1.3 million, respectively, were recorded in other expenses, net in the consolidated statements of comprehensive loss.

Operating leases as lessee

The Company leases space under non-cancelable operating leases for office and manufacturing locations and production equipment. These leases do not have significant rent escalation holidays, concessions, leasehold improvement incentives, or other build-out clauses. Further, the leases do not contain contingent rent provisions.

Most leases include option to renew in condition that it is agreed by the landlord before expiry. Therefore, the majority of renewals to extend the lease terms are not included in its right-of-use assets and lease liabilities as they are not reasonably certain of exercise. The Company regularly evaluate the renewal options and when they are reasonably certain of exercise, the Company includes the renewal period in its lease term.

As most of the Company’s leases do not provide an implicit rate, it uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of the lease payments.

The components of the Company’s lease expense are as follows:

	Six months ended September 30,
	2023	2024
	RMB	RMB

Operating lease cost	1,593	1,723
Short-term lease cost	-	-
Lease cost	1,593	1,723

Supplemental cash flow information related to its operating leases was as follows for the six months ended September 30, 2023 and 2024:

	Six months ended September 30,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	2,287	2,076

Maturities of its lease liabilities for all operating leases are as follows as of September 30, 2024:

Six months ended September 30,
RMB
2025	4,575
2026	4,575
2027 and after	494
Total lease payments	9,644
Less: Interest	(703)
Present value of lease liabilities	8,941
Less current portion, record in current liabilities	(4,078)
Present value of lease liabilities	4,863

The weighted average remaining lease terms and discount rates for all of its operating leases were as follows as of March 31, 2024 and September 30, 2024:

	As of March 31,	As of September 30,
	2024	2024
	RMB	RMB
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.61	2.46
Weighted average discount rate	7.00%	7.00%

Financing with Sale-Leaseback

UTime Guangxi entered into a sale-leaseback arrangement (the “Lease Financing Agreement”) with Chailease International Financial Leasing Corp. (“CIFLC”) on January 31, 2024, for a total financing proceeds in the amount of RMB6.5 million (approximately US$0.9 million). Under the sale-leaseback arrangement, UTime Guangxi sold the Leased Equipment to CIFLC for RMB6.5 million (approximately US$0.9 million). Concurrent with the sale of equipment, UTime Guangxi leases back the equipment sold to CIFLC for a lease term of five years. At the end of the lease term, UTime Guangxi may buy back the Leased Equipment for free. The Leased Equipment in amount of RMB6.2 million was recorded as right of use assets and the net present value of the minimum lease payments was recorded as lease liability and calculated with CIFLC’s implicit interest rate of 10.7% per annum and stated at RMB6.45 million at the inception of the lease on January 31, 2024.

UTime Guangxi made payments due according to the schedule. As of September 30, 2024, the balance of Leased Equipment net of amortization was RMB6.2 million. The lease liability was RMB1.6 million and its current portion in the amount of RMB3.0 million as of March 31, 2024.

Amortization of the Leased Equipment was RMB1.4 million for the six months ended September 30, 2024. Total interest expenses for the sale lease back arrangement was RMB0.3 million for the year ended September 30, 2024.

As a result of the sale and leaseback, a deferred loss in the amount of RMB0.8 million was recorded. The deferred loss is amortized over the lease term and as an addition to amortization of the Leased Equipment.

The future minimum lease payments of the capital lease as of September 30, 2024 were as follows:

September 30,	Amount
2025	3,390
2026	1,448
2027	78
2028	78
2029	26
Less: unearned discount	(422)
4,598
Less: Current portion lease liability	(3,044)
$1,554